Personnel expenses	12 Months Ended
Dec. 31, 2017
Personnel expenses
Personnel expenses

41. Personnel expenses

a)   Breakdown

The breakdown of Personnel expenses is as follows:

	2015	2016	2017

Wages and salaries	5,211	5,542	6,300
Social security costs	912	1,037	1,105
Service expense related to defined contribution pension plan (Note 24)	272	300	330
Service expense related to defined benefit pension plan (Note 24)	188	201	146
Share-based payments	161	131	283
Other staff costs	1,547	1,474	1,289
Bonus and benefits granted to employees	2,334	2,787	3,295
	10,625	11,472	12,748

b)   Local Program

The Bank’s Board of Directors approved in October 2012 a share-based cash-settled compensation plan for eligible executive officers subject to certain conditions described below. This plan was paid out annually over the first three years after the global public offering of 24.9% of the share capital of our Parent company in September 2012.

Under this plan, eligible executive officers would receive a cash incentive that had to be used irrevocably to acquire shares of our Parent company at a price of 31.25 pesos per share.

This incentive was linked to the achievement each year of two independent objectives related with the increase in the stock price and with the performance of the stock price against the IPC. If these objectives were fulfilled, each year one-third of the total amount of the incentive would be paid to the eligible executive officers.

The achievement of each objective would determine the payment of up to 50% of the maximum amount of the incentive for each year to the plan’s eligible executive officers who continued as active officers of the Bank at the time that each of the three plan payments was due.

The fair value of the plan was calculated based on the fair value of the stock price at the grant date. The total fair value of the plan to eligible executive officers was 396 million pesos equivalent to 13,309,760 shares at a price of 31.25 pesos per share.

During 2015, the Bank recognized in the consolidated income statement an amount of 63 million pesos, as services rendered by the eligible executive officers.

c)   Corporate performance shares plan 2014

During the Shareholders’ Meeting of Banco Santander (Spain) on March 28, 2014, a new share-based payment plan was approved that is applicable only to a certain group of executive officers (known as the “identified staff” or “supervised group”).

The plan is denominated “Corporate performance shares plan 2014” and provides a variable compensation linked to the performance of the stock of Banco Santander (Spain), as established in the Annual Shareholders’ Meeting of Banco Santander (Spain). This multiannual share-based cash-settled compensation plan is payable in shares of our Parent company with annual deliveries of shares to the beneficiaries during a period of three years beginning on July 1, 2015.

The total number of shares that will be granted to each beneficiary was established in early 2015 depending on Banco Santander (Spain)’s performance (TSR) during 2014 against a peer group of financial institutions.

A percentage of one-third of the total number of vested shares will be paid at the end of each year (June 2016, June 2017 and June 2018) based on Banco Santander (Spain)’s cumulative performance (TSR) (2014 and 2015 for the first tranche; 2014 to 2016 for the second tranche and 2014 to 2017 for the third tranche) against that of a peer group of financial institutions. According to the number of eligible executive officers and the specifications of the plan, its fair value is 49 million pesos.

During 2016 and 2017, the Bank recognized 16 million pesos and 16 million pesos, respectively, in the consolidated income statement with respect to this plan.

d)   Long-term incentive plan 2015

During September 2016, the Bank began to participate in a new corporate share-based variable compensation plan denominated “Long-term incentive plan 2015” applicable only to a certain group of executive officers. This plan provides a variable compensation linked to the growth of the earnings per share ratio and of the return on tangible equity of Banco Santander (Spain). This share-based cash-settled compensation plan is payable in shares of our Parent company in 2019. According to the number of eligible executive officers and the specifications of the plan, its fair value is 86 million pesos.

During 2016 and 2017, the Bank recognized 10 and 27 million pesos, respectively, in the consolidated income statement with respect to this plan.

e)   Bonus payment policies

As a result of an internal policy of Banco Santander (Spain), a portion of the annual variable compensation or bonus for a certain group of executive officers (known as the “identified staff” or “supervised group”) is deferred for a period of three or five years, with one-third or one-fifth vesting each year.

Both the deferred and non-deferred portions are paid equally in cash and in shares of our Parent company for the corresponding payment periods. Once delivered, beneficiaries are obligated to keep the shares for a one-year period.

In 2015, 2016 and 2017, the Bank recognized in the consolidated income statement, the fair value of the benefits for an amount of 166 million pesos, 105 million pesos and 325 million pesos, respectively.

The bonus of the beneficiaries for financial years 2015, 2016 and 2017 will be paid according to the following percentages, depending on the time of payment and on the group to which the beneficiary belongs (the “Immediate Payment Percentage” to identify the portion for which payment is not deferred, and the “Deferral Percentage” to identify the portion for which payment is deferred):

Beneficiaries	Immediate Payment
(millions of Euros)	Percentage	Deferred Percentage	Deferral period

Executive officers and members of the identified staff with total variable remuneration ≥ 2.7	40%	60%	5 years
Executives officers and members of the identified staff with total variable remuneration ≥ 1.7 (< 2.7)	50%	50%	5 years
Other beneficiaries	60%	40%	3 years

Taking the foregoing into account, the bonus for financial years 2015, 2016 and 2017 will be paid as follows:

•

Each beneficiary will receive in 2016, 2017 and 2018, depending on the group to which such beneficiary belongs, the Immediate Payment Percentage at the Initial Date applicable in each case, in halves and net of taxes (or withholdings), in cash and in shares (the “Initial Date”, meaning the specific date on which the Immediate Payment Percentage is paid).

•

Payment of the Deferred Percentage of the bonus applicable in each case depending on the group to which the beneficiary belongs will be deferred over a period of 3 or 5 years and will be paid in thirds or fifths, as applicable, within thirty days of the anniversaries of the Initial Date, provided that the conditions described below are met.

•	After deduction of any taxes (or withholdings) applicable at any time, the net amount of the deferred portion will be paid in thirds or fifths, 50% in cash and the other 50% in shares.
•	The beneficiaries receiving shares may not transfer them or hedge them directly or indirectly for one year as from each delivery of shares.

Prior to 2017, the deferred portion originated an amount in cash equal to the dividends paid on the deferred amount in shares and interests accrued on the amount in cash from the Initial Date through the date of payment. In accordance to an internal policy of Banco Santander (Spain), from 2017 the deferred amount portion to be payable in thirds or fifths excludes the payment of dividends and interests.

In 2015 and 2016, the accrual of the deferred remuneration is conditional, in addition to the beneficiary permanence in the Bank, upon none of the following circumstances existing -in the opinion of the Board of Directors following a proposal of the remuneration committee-, during the period prior to each of the deliveries: (i) poor financial performance of the Bank; (ii) breach by the beneficiary of internal regulations, including, in particular, those relating to risks; (iii) material restatement of the Bank’s financial statements, except when appropriate under a change in accounting regulations; or (iv) significant changes in the Bank’s economic capital or risk profile.

In 2017, the accrual of deferred remuneration is conditioned, in addition to the beneficiary permanence in the Bank, to the non-occurrence of instances of poor financial performance from the Bank thereof or of the exposures generated by the personnel, at least the following factors must be considered: (i) significant failures in risk management committed by the Bank; (ii) the increase suffered by the entity or by a business unit of its capital needs, not foreseen at the time of generation of the exposures; (iii) regulatory sanctions or court rulings for events that could be attributable to the Bank or the personnel responsible for those. Also, the breach of internal codes of conduct of the Bank; and (iv) irregular behaviors, whether individual or collective, considering in particular negative effects derived from the marketing of inappropriate products and responsibilities of persons that made those decisions.

If the foregoing requirements are met on each delivery date, the beneficiaries shall receive the cash and shares, in thirds or fifths, as applicable, within thirty days of the first, second, third and, if applicable, fourth and fifth anniversary.